Share-based awards and other equity instruments - Stock options fair value assumptions (Details) - € / shares € / shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	1.31%	1.31%	1.31%
Expected volatility	46.00%	46.00%	46.00%
Expected life (in years)	2 years 8 months 6 days	1 year 9 months 24 days	2 years 11 months 24 days
Dividend yield	0.00%	0.00%	0.00%
Weighted-average estimated fair value of options granted during the year (in EUR per share)	€ 34,425	€ 29,496	€ 22,689